Summary of Significant Accounting Policies and Basis of Presentation- SRA (Details)		1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2013 business_group	Dec. 31, 2013 business_group	Jul. 20, 2011 USD ($)	Sep. 30, 2015 USD ($) business_group reportable_segment shares	Sep. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	Mar. 28, 2014 USD ($) reporting_unit	Jun. 30, 2013 USD ($)	Jun. 30, 2011 USD ($)
Business Acquisition [Line Items]
Preferred stock, shares authorized (shares) | shares							352,820
Common stock, shares authorized (in shares) | shares							1,147,180
SRA Companies, Inc.
Business Acquisition [Line Items]
Number of business groups | business_group	4	2		2
Number of segments | reportable_segment				1
Contract revenue as a percentage of total revenue				97.00%		97.00%
Business combination purchase price			$ 1,900,000,000
PEP Funds invested			394,000,000
Promissory notes payable			30,000,000
Expected notes payable								$ 17,000,000
Repayments of debt								$ 12,000,000
Senior notes payable			$ 400,000,000
Stated interest rate			11.00%			11.00%	11.00%
Number of reporting units (in reporting units) | reporting_unit								2
Depreciation				$ 2,195,000	$ 2,435,000	$ 9,151,000	$ 10,725,000		$ 13,484,000
Preferred stock, shares authorized (shares) | shares				352,820		352,820	352,820
Preferred stock, shares issued | shares				0		0	0
Common stock, shares authorized (in shares) | shares				1,147,180		1,147,180	1,147,180
Common stock, shares issued (in shares) | shares				516,790		516,662	514,268
Research and development costs						$ 1,400,000
Effective tax rate (as a percent)				39.70%	32.80%
Contested stock deduction of disposed subsidiary										$ 136,700,000
SRA Companies, Inc. | Board of Directors Chairman
Business Acquisition [Line Items]
Equity rollover upon acquisition			$ 150,000,000
Equity amount received			120,000,000
SRA Companies, Inc. | Term Loan B Facility
Business Acquisition [Line Items]
Line of credit, amount outstanding			875,000,000
SRA Companies, Inc. | Senior Secured Revolving Credit Facility
Business Acquisition [Line Items]
Revolving line of credit, face amount			$ 100,000,000